SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE – 15 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2023, up through the date the Company issued the audited consolidated financial statements.

On January 11, 2024, the Company consummated the Offering of 2,449,943 ordinary shares at a price to the public of $4.00 per share. The net proceeds from the Offering amounted to $8,680,594, after deducting underwriting discounts, commissions and offering-related expenses.

On May 10, 2024, the Company issued 1,539,281 Ordinary Shares under Roma Green Finance Limited 2024 Equity Incentive Plan.

NOTE – 14 SUBSEQUENT EVENTS

On July 26, 2023, the Company issued 1,202,981 ordinary shares to Top Elect, a related party (see Note 11), at par with an amount of US$1,203 settled by setting-off the amount due to Top Elect. Concurrently, the Company issued 65,206 ordinary shares and 61,038 ordinary shares to Trade Expert Holdings Limited and Next Master at par for a cash consideration of US$65 and US$61 respectively.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2023, up through the date which the consolidated financial statements were available to be issued.